Note 15 - Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
Finance income	2019	2018	2017

Interest received – Bank	146	53	38

Finance cost

Interest – Term loan (note 28)	165	92	155
Interest – Capitalised to Property, plant and equipment (note 18)	(165)	(92)	(155)
Unwinding of rehabilitation provision	20	20	25
Finance charges – Leases (note 13)	17	-	-
Finance charges – Overdraft	307	253	44
	344	273	69